Regulated Operations Plant and Leases	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Regulated Operations Plant and Leases
Note 2 - Regulated Operations Plant and Leases
Net Regulated Operations Plant
Major classes of regulated operations plant and their respective balances as of December 31, 2021 and 2020 were as follows:

	December 31,		December 31,
(Thousands of dollars)	2021	2020	2021	2020
	Southwest Gas Holdings, Inc.*		Southwest Gas Corporation
Gas plant:
Storage	$437,793	$101,203	$103,874	$101,203
Transmission	1,917,529	400,657	397,590	400,657
Distribution	7,506,489	7,078,656	7,506,489	7,078,656
General	530,346	515,879	496,643	515,879
Software and software-related intangibles	380,372	270,883	380,372	270,883
Other	17,161	16,722	16,607	16,722
	10,789,690	8,384,000	8,901,575	8,384,000
Less: accumulated depreciation and amortization	(3,397,736)	(2,419,348)	(2,538,508)	(2,419,348)
Construction work in progress	202,068	211,429	183,485	211,429
Net regulated operations plant	$7,594,022	$6,176,081	$6,546,552	$6,176,081

*Southwest Gas Holdings, Inc. includes the regulated operations plant associated with the Questar Pipelines acquisition.
Regulated operations plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which are intended to compensate for removal costs (net of salvage value), and retirements, based on the processes of regulatory proceedings and related regulatory commission approvals and/or mandates. In 2021, 2020, and 2019, annual regulated operations depreciation and amortization expense in regard to Southwest averaged 2.7% of the original cost of depreciable and amortizable property. Transmission and distribution plant are associated with the core natural gas delivery infrastructure, and combined, constitute the majority of gas plant. Annual regulated operations depreciation expense for Southwest averaged approximately 2.3% of the original cost of depreciable transmission and distribution plant during the period 2019 through 2021. Questar Pipelines plant was subject to the business acquisition on December 31, 2021.
Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2021	2020	2019
Depreciation and amortization expense	$230,245	$215,636	$197,358
Included in the figures above is amortization of regulated operations intangibles of $17.7 million, $13.7 million, and $13.2 million for the years ended December 31, 2021, 2020, and 2019, respectively. The amounts above exclude regulatory asset and liability amortization.
Leases
Determinations are made as to whether an arrangement is a lease at inception. ROU assets represent the right to use an underlying asset for the lease term; lease liabilities represent obligations to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. When leases do not provide an implicit interest rate, an incremental borrowing rate based on information available at commencement is used in determining the present value of lease payments; an implicit rate, if readily determinable, is used. Lease terms utilized in the computations may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. When lease agreements include non-lease components, they are included with the lease component and accounted for as a single component, for all asset classes.
Southwest’s leases are comprised primarily of operating leases of buildings, land, and equipment. Southwest has no finance leases and no significant short-term leases. Southwest’s leases have a remaining term of up to 5 years, some of which include optional renewal periods. Southwest is currently not a lessor in any significant lease arrangements.
Centuri has operating and finance leases for corporate and field offices, construction equipment, and transportation vehicles. Centuri is currently not a lessor in any significant lease arrangements. Centuri’s leases have remaining lease terms of up to 17 years. Some of these include options to extend the leases, generally for optional terms of up to 5 years, and some include options to terminate the leases within 1 year. Centuri’s equipment leases may include variable payment terms in addition to the fixed lease payments if machinery is used in excess of the standard work periods. These variable payments are not probable of occurring under the current operating environment and have not been included in consideration of lease payments. During 2021, the presentation of short-term lease cost changed to include all short-term costs associated with leases with a term of less than one month as compared to the historical presentation of only including short-term lease costs for leases with a duration of over one month and less than one year. The lease costs associated with leases with terms of less than one month were $66.4 million and $67 million for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2021, Centuri executed lease agreements that had not yet commenced. These lease agreements primarily relate to real estate leases that have terms ranging from January 2022 through December 2032. Total future lease payments over the lease terms are approximately $1.7 million.
There were no significant operating or finance leases acquired on December 31, 2021 as part of the Questar Pipelines acquisition.
The components of lease expense were as follows:

(Thousands of dollars)	2021	2020	2019
Southwest:
Operating lease cost	$1,021	$1,251	$1,531

Centuri:
Operating lease cost	15,279	14,294	12,235

Finance lease cost:
Amortization of ROU assets	2,138	140	137
Interest on lease liabilities	278	37	34
Total finance lease cost	2,416	177	171
Short-term lease cost	103,800	19,806	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$122,516	$35,528	$30,154
Supplemental cash flow information related to leases for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$744	$14,669	$15,413
Operating cash flows from finance leases	—	278	278
Financing cash flows from finance leases	—	3,547	3,547

ROU assets obtained in exchange for lease obligations:
Operating leases	$609	$11,597	$12,206
Finance leases	—	3,332	3,332

	2020
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$766	$12,889	$13,655
Operating cash flows from finance leases	—	36	36
Financing cash flows from finance leases	—	199	199

ROU assets obtained in exchange for lease obligations:
Operating leases	$1,547	$19,372	$20,919
Finance leases	—	361	361

	2019
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839
Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31,
	2021	2020
Southwest:
Operating leases:
Net regulated operations plant	$2,072	$2,195

Other current liabilities	$607	$656
Other deferred credits and other long-term liabilities	1,500	1,586
Total operating lease liabilities	$2,107	$2,242

Weighted average remaining lease term (in years)	4.22	4.24
Weighted average discount rate	4.90%	4.49%

Centuri:
Operating leases:
Other property and investments	$80,638	$81,010

Other current liabilities	$12,185	$10,032
Other deferred credits and other long-term liabilities	72,930	75,247
Total operating lease liabilities	$85,115	$85,279

Finance leases:
Other property and investments	$30,705	$752

Other current liabilities	$8,858	$202
Other deferred credits and other long-term liabilities	20,585	490
Total finance lease liabilities	$29,443	$692

Weighted average remaining lease term (in years)
Operating leases	7.57	10.08
Finance leases	3.92	2.12

Weighted average discount rate
Operating leases	3.95%	4.05%
Finance leases	2.58%	5.55%
The following are schedules of maturities of lease liabilities as of December 31, 2021:

(Thousands of dollars)	Operating Leases
Southwest:
2022	$639
2023	522
2024	499
2025	483
2026	220
Thereafter	—
Total lease payments	2,363
Less imputed interest	256
Total	$2,107

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2022	$15,200	$9,494
2023	13,402	7,940
2024	11,321	6,476
2025	9,228	3,987
2026	7,878	2,108
Thereafter	45,529	1,008
Total lease payments	102,558	31,013
Less imputed interest	17,443	1,570
Total	$85,115	$29,443